APPENDIX I                  UNITED STATES               ------------------------
                  SECURITIES AND EXCHANGE COMMISSION           OMB APPROVAL
                        Washington, D.C. 20549          ------------------------
                                                        OMB Number:    3235-0456
                                                        Expires:   June 30, 2009
                              FORM 24F-2                Estimated average burden
                   ANNUAL NOTICE OF SECURITIES SOLD     hours per response.....2
                        PURSUANT TO RULE 24f-2          ------------------------



 READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM. PLEASE PRINT OR TYPE.

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1.    NAME AND ADDRESS OF ISSUER:

                       Lehman Brothers Income Funds
                       (formerly, Neuberger Berman Income Funds)
                       605 Third Avenue, 2nd Floor
                       New York, NY 10158-0180

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2.    THE NAME OF EACH  SERIES OR CLASS OF  SECURITIES  FOR  WHICH  THIS FORM IS
FILED (IF THE FORM IS BEING FILED FOR ALL SERIES AND CLASSES OF SECURITIES OF THE ISSUER, CHECK THE BOX BUT DO NOT LIST SERIES OR CLASSES): / /

   Lehman Brothers California Tax-Free Money Fund (Investor and Reserve Classes) Lehman Brothers Core Bond Fund (Investor and Institutional Classes)
   Lehman Brothers High Income Bond Fund (Investor Class)
   Lehman Brothers Short Duration Bond Fund (Investor and Trust Classes)
   Lehman Brothers Municipal Money Fund (Investor Class)
   Lehman Brothers Municipal Securities Trust (Investor Class)
   Lehman Brothers Strategic Income Fund (Institutional and Trust Classes) Lehman Brothers New York Municipal Money Fund(Investor Class)
   Lehman Brothers National Municipal Money Fund(Reserve Class)
   Lehman Brothers Tax-Free Money Fund (Reserve Class)
   Neuberger Berman Cash Reserves (Investor Class)

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3.   INVESTMENT COMPANY ACT FILE NUMBER:     811-03802

     SECURITIES ACT FILE NUMBER:   002-85229

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4(a). LAST DAY OF FISCAL YEAR FOR WHICH THIS FORM IS FILED:
                            October 31, 2007

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4(b). CHECK BOX IF THIS FORM IS BEING  FILED  LATE (IE.,  MORE THAN 90  CALENDAR
DAYS AFTER THE END OF THE FISCAL YEAR). (SEE INSTRUCTION A.2) N/A

NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.
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

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4(c). CHECK BOX IF THIS IS THE LAST TIME THE ISSUER WILL BE FILING THIS FORM.

                                                         N/A
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5.  CALCULATION OF REGISTRATION FEE:
       (i) AGGREGATE SALE PRICE OF SECURITIES SOLD DURING THE FISCAL YEAR
           PURSUANT TO SECTION 24(f):                         $29,892,509,701.82
                                                              ------------------

      (ii) AGGREGATE PRICE OF SECURITIES REDEEMED OR REPURCHASED DURING THE FISCAL YEAR:
                                                   $28,883,535,492.63
                                                   ------------------

     (iii) AGGREGATE PRICE OF SECURITIES REDEEMED OR REPURCHASED
           DURING ANY PRIOR FISCAL YEAR ENDING NO EARLIER THAN OCTOBER 11, 1995 THAT WERE NOT PREVIOUSLY USED TO REDUCE REGISTRATION
           FEES PAYABLE TO THE COMMISSION:         $0
                                                   --

      (iv) TOTAL AVAILABLE REDEMPTION CREDITS [ADD ITEM 5(ii) AND 5(iii):
                                                              $28,883,535,492.63
                                                              ------------------

       (v) NET SALES - IF ITEM 5(i) IS GREATER THAN ITEM 5(iv)
           [SUBTRACT ITEM 5(iv) FROM ITEM 5(i)]:               $1,008,974,209.19
                                                               -----------------

      (vi) REDEMPTION CREDITS AVAILABLE FOR USE IN FUTURE YEARS
                                                   $0
                                                   --
           - IF ITEM 5(i) IS LESS THAN ITEM 5(iv) [SUBTRACT ITEM 5(iv) FROM
             ITEM 5(i)]:

     (vii) MULTIPLIER FOR DETERMINING REGISTRATION FEE (SEE
           INSTRUCTION C.9):                        x                 $0.0000393
                                                                      ----------

    (viii) REGISTRATION FEE DUE [MULTIPLY ITEM 5(v) BY ITEM
            5(vii)] (ENTER 'O' IF NO FEE IS DUE):   =                 $39,652.68
                                                                      ----------
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6. PREPAID SHARES
If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11,1997, then report the amount of securities (number of shares or other units) deducted here: N/A. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: N/A.

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7.  'INTEREST DUE - IF THIS FORM IS BEING FILED MORE THAN 90 DAYS AFTER THE END
OF THE ISSUER'S FISCAL YEAR (SEE INSTRUCTION D):
                                                     +                        $0
                                                                              --

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8.  TOTAL OF THE AMOUNT OF THE REGISTRATION FEE DUE PLUS ANY INTEREST
DUE [LINE 5(viii) PLUS LINE 7]:                      =                $39,652.68
                                                                      ----------

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
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9. DATE THE REGISTRATION FEE AND ANY INTEREST PAYMENT WAS SENT TO THE
   COMMISSION'S LOCKBOX DEPOSITORY:

                      1/28/2008
            Method of Delivery:
                         X   Wire Transfer
                             Mail or other means        SEC Account # 0000723620

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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title.)* /s/ Michael Bradler
                          ------------------------------------------------------
                          Name

                               Michael Bradler, Assistant Treasurer
                          ------------------------------------------------------
                          Title

Date   1/29/2008
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  *Please print the name and title of the signing officer below the signature.